JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 55.3%
U.S. Treasury Notes
1.13%, 9/30/2021	2,250,000	2,278,213
2.00%, 12/31/2021	4,196,000	4,316,307
1.75%, 6/30/2022	200,000	206,547
1.63%, 8/15/2022	482,000	497,401
1.88%, 9/30/2022	130,000	135,129
1.38%, 10/15/2022	900,000	925,523
2.00%, 11/30/2022	655,000	684,680
1.63%, 12/15/2022	23,000	23,843
1.75%, 1/31/2023	600,000	624,938
2.00%, 2/15/2023	400,000	419,500
1.50%, 2/28/2023	705,000	730,336
1.50%, 3/31/2023	24,000	24,891
1.25%, 7/31/2023	467,000	482,433
2.75%, 7/31/2023	687,000	742,175
2.75%, 11/15/2023	600,000	652,359
2.63%, 12/31/2023	15,000	16,282
2.75%, 2/15/2024	16,000	17,480
2.38%, 2/29/2024	2,627,000	2,836,339
2.13%, 3/31/2024	70,000	75,026
2.00%, 4/30/2024	480,000	512,775
2.25%, 4/30/2024	15,000	16,170
2.00%, 5/31/2024	335,000	358,319
1.75%, 6/30/2024	282,000	299,118
1.75%, 7/31/2024	695,000	737,840
1.50%, 9/30/2024	1,070,000	1,126,593
1.50%, 11/30/2024	15,000	15,819
1.75%, 12/31/2024	287,000	306,103
1.38%, 1/31/2025	451,000	473,585
0.38%, 4/30/2025	700,000	702,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,354,345)		20,238,021

CORPORATE BONDS — 25.8%
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.13%, 3/1/2022	8,000	7,869
4.88%, 5/1/2025	18,000	19,102
General Dynamics Corp.
2.25%, 11/15/2022	16,000	16,580
3.25%, 4/1/2025	15,000	16,604
Howmet Aerospace, Inc. 6.88%, 5/1/2025	20,000	21,140
Leidos, Inc. 3.63%, 5/15/2025 (a)	15,000	16,101
Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,338

Investments	Principal Amount($)	Value($)
Northrop Grumman Corp. 2.55%, 10/15/2022	15,000	15,691
Rockwell Collins, Inc. 3.20%, 3/15/2024	15,000	15,924

		134,349

Air Freight & Logistics — 0.1%
FedEx Corp.
2.63%, 8/1/2022	6,000	6,231
3.80%, 5/15/2025	10,000	10,978
United Parcel Service, Inc.
2.35%, 5/16/2022	8,000	8,273
2.20%, 9/1/2024	15,000	15,782

		41,264

Airlines — 0.1%
Southwest Airlines Co.
5.25%, 5/4/2025	25,000	25,402

Auto Components — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	17,000	17,927
Magna International, Inc. (Canada) 3.63%, 6/15/2024	10,000	10,725

		28,652

Automobiles — 0.2%
General Motors Co. 4.88%, 10/2/2023	15,000	15,507
Toyota Motor Corp. (Japan) 2.36%, 7/2/2024	51,000	53,393

		68,900

Banks — 7.2%
Bank of America Corp.
5.00%, 5/13/2021	130,000	135,635
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	15,000	15,475
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	17,000	17,589
4.13%, 1/22/2024	15,000	16,566
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	24,000	25,823
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (b)	40,000	40,813
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	5,000	5,364
2.50%, 6/28/2024	18,000	18,911
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b)	25,000	26,496
Bank of Nova Scotia (The) (Canada)
2.70%, 3/7/2022	15,000	15,551
3.40%, 2/11/2024	17,000	18,320
2.20%, 2/3/2025	12,000	12,459
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	42,574
BNP Paribas SA (France)

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.25%, 3/3/2023	20,000	21,454
Canadian Imperial Bank of Commerce (Canada) 2.25%, 1/28/2025	20,000	20,592
Citigroup, Inc.
2.75%, 4/25/2022	16,000	16,506
4.05%, 7/30/2022	15,000	15,846
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (b)	92,000	94,691
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	20,000	20,653
3.88%, 10/25/2023	7,000	7,597
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	12,000	12,911
Citizens Financial Group, Inc. 2.38%, 7/28/2021	35,000	35,282
Comerica, Inc. 3.70%, 7/31/2023	15,000	16,036
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	40,000	42,122
Fifth Third Bancorp
3.50%, 3/15/2022	25,000	26,124
4.30%, 1/16/2024	12,000	13,057
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	20,000	21,447
HSBC Holdings plc (United Kingdom)
4.88%, 1/14/2022	10,000	10,599
4.00%, 3/30/2022	45,000	47,392
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (b)	30,000	30,914
Huntington Bancshares, Inc.
3.15%, 3/14/2021	22,000	22,368
2.63%, 8/6/2024	17,000	17,692
Kreditanstalt fuer Wiederaufbau (Germany)
2.50%, 2/15/2022	16,000	16,601
2.13%, 3/7/2022	8,000	8,260
2.00%, 10/4/2022	194,000	201,670
1.38%, 8/5/2024	70,000	72,713
2.50%, 11/20/2024	44,000	47,961
Landwirtschaftliche Rentenbank (Germany)
2.25%, 10/1/2021	4,000	4,103
3.13%, 11/14/2023	54,000	59,038
Series 40, 0.50%, 5/27/2025	22,000	21,995
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	35,000	35,731
M&T Bank Corp. 3.55%, 7/26/2023	22,000	23,721
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.00%, 2/22/2022	40,000	41,285

Investments	Principal Amount($)	Value($)
2.67%, 7/25/2022	40,000	41,262
3.41%, 3/7/2024	33,000	35,234
3.78%, 3/2/2025	27,000	29,599
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	5,000	5,218
MUFG Union Bank NA 2.10%, 12/9/2022	20,000	20,468
Oesterreichische Kontrollbank AG (Austria) 3.13%, 11/7/2023	103,000	112,394
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	28,022
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	20,000	20,896
2.85%, 11/9/2022 (c)	12,000	12,538
3.50%, 1/23/2024	31,000	33,760
2.20%, 11/1/2024	20,000	20,910
Regions Financial Corp. 3.80%, 8/14/2023	15,000	16,005
Royal Bank of Canada (Canada)
2.75%, 2/1/2022	8,000	8,313
3.70%, 10/5/2023	15,000	16,312
2.55%, 7/16/2024	20,000	21,078
Royal Bank of Scotland Group plc (United Kingdom) 6.13%, 12/15/2022	15,000	16,188
6.00%, 12/19/2023	50,000	54,987
Santander Holdings USA, Inc. 4.45%, 12/3/2021 (d)	38,000	39,638
3.40%, 1/18/2023	26,000	26,849
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	55,000	60,018
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 3/9/2021	38,000	38,679
2.44%, 10/19/2021	40,000	40,994
3.94%, 10/16/2023	33,000	35,756
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	30,000	32,513
2.65%, 6/12/2024	20,000	21,294
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (b)	20,000	20,631
3.20%, 4/1/2024	10,000	10,792
Truist Financial Corp.
3.20%, 9/3/2021	27,000	27,789
2.20%, 3/16/2023	7,000	7,233
3.75%, 12/6/2023	10,000	10,955
2.85%, 10/26/2024 (d)	12,000	12,860
US Bancorp 3.00%, 3/15/2022	50,000	52,152

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.95%, 7/15/2022	20,000	20,863
3.60%, 9/11/2024	7,000	7,755
Wells Fargo & Co. 2.10%, 7/26/2021	40,000	40,648
Series M, 3.45%, 2/13/2023	12,000	12,627
4.13%, 8/15/2023	15,000	16,091
3.75%, 1/24/2024 (d)	17,000	18,318
3.30%, 9/9/2024	12,000	12,914
3.00%, 2/19/2025	25,000	26,751
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	50,000	50,643
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	94,000	94,169

		2,650,053

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.70%, 2/1/2024	15,000	16,367
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.15%, 1/23/2025	20,000	22,478
Beam Suntory, Inc. (Japan) 3.25%, 5/15/2022	10,000	10,322
Coca-Cola Co. (The)
3.30%, 9/1/2021	20,000	20,747
2.20%, 5/25/2022	15,000	15,529
Constellation Brands, Inc. 2.65%, 11/7/2022	15,000	15,572
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	10,000	11,621
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	15,000	15,414
Molson Coors Beverage Co. 3.50%, 5/1/2022	7,000	7,245
PepsiCo, Inc.
2.25%, 5/2/2022	8,000	8,274
3.10%, 7/17/2022	17,000	17,873
3.60%, 3/1/2024	20,000	22,091

		183,533

Biotechnology — 0.5%
AbbVie, Inc.
3.75%, 11/14/2023	40,000	43,490
2.60%, 11/21/2024 (a)	37,000	38,924
3.80%, 3/15/2025 (a)	42,000	46,311
Amgen, Inc.
2.70%, 5/1/2022	7,000	7,252
3.63%, 5/22/2024	15,000	16,423
1.90%, 2/21/2025	10,000	10,383

Investments	Principal Amount($)	Value($)
Gilead Sciences, Inc.
1.95%, 3/1/2022	23,000	23,625
3.25%, 9/1/2022	10,000	10,545

		196,953

Building Products — 0.1%
Carrier Global Corp. 2.24%, 2/15/2025 (a)	15,000	14,988
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	19,000	20,579

		35,567

Capital Markets — 1.9%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	10,000	11,055
Ares Capital Corp. 4.20%, 6/10/2024	5,000	4,782
Bank of New York Mellon Corp. (The) 1.95%, 8/23/2022	15,000	15,469
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (b)	42,000	43,476
1.60%, 4/24/2025	35,000	36,318
BGC Partners, Inc. 3.75%, 10/1/2024	15,000	13,883
BlackRock, Inc. 4.25%, 5/24/2021	15,000	15,573
Charles Schwab Corp. (The) 4.20%, 3/24/2025	20,000	22,771
CME Group, Inc. 3.00%, 9/15/2022	20,000	21,184
Deutsche Bank AG (Germany) Series D, 5.00%, 2/14/2022	20,000	20,588
FS KKR Capital Corp. 4.63%, 7/15/2024	15,000	13,236
Goldman Sachs Group, Inc. (The) 3.20%, 2/23/2023	25,000	26,293
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	83,000	85,225
3.85%, 7/8/2024	15,000	16,362
3.50%, 4/1/2025	50,000	53,766
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	20,000	21,119
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	10,000	11,060
Moody’s Corp. 4.88%, 2/15/2024	17,000	19,061
Morgan Stanley
2.63%, 11/17/2021	15,000	15,402
2.75%, 5/19/2022	15,000	15,555
3.13%, 1/23/2023	32,000	33,706
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	60,000	64,088
Series F, 3.88%, 4/29/2024	15,000	16,423
3.70%, 10/23/2024	30,000	33,024

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Northern Trust Corp. 2.38%, 8/2/2022	15,000	15,603
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (b)	23,000	23,794
3.70%, 11/20/2023	8,000	8,854
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b)	12,000	13,157

		690,827

Chemicals — 0.3%
DuPont de Nemours, Inc. 4.21%, 11/15/2023	25,000	27,139
Eastman Chemical Co. 3.60%, 8/15/2022	18,000	18,678
LYB International Finance BV 4.00%, 7/15/2023	15,000	16,019
Mosaic Co. (The) 4.25%, 11/15/2023	10,000	10,288
Nutrien Ltd. (Canada) 3.63%, 3/15/2024	16,000	17,145
PPG Industries, Inc. 2.40%, 8/15/2024	15,000	15,724
Praxair, Inc. 2.70%, 2/21/2023	15,000	15,631

		120,624

Commercial Services & Supplies — 0.1%
Cintas Corp. No. 2 2.90%, 4/1/2022	5,000	5,182
Republic Services, Inc. 2.50%, 8/15/2024	10,000	10,575
Waste Management, Inc. 2.95%, 6/15/2024	8,000	8,554

		24,311

Communications Equipment — 0.1%
Cisco Systems, Inc. 2.20%, 9/20/2023	27,000	28,459
Motorola Solutions, Inc. 3.75%, 5/15/2022	6,000	6,265

		34,724

Construction & Engineering — 0.0% (e)
Fluor Corp. 3.50%, 12/15/2024	5,000	4,527

Consumer Finance — 1.5%
Ally Financial, Inc. 3.88%, 5/21/2024	35,000	35,357
American Express Co.
2.50%, 8/1/2022	15,000	15,564
2.65%, 12/2/2022	12,000	12,521
3.40%, 2/27/2023	26,000	27,716
2.50%, 7/30/2024	30,000	31,579

Investments	Principal Amount($)	Value($)
American Honda Finance Corp.
2.60%, 11/16/2022	25,000	25,795
3.63%, 10/10/2023	16,000	17,174
Capital One Financial Corp.
3.45%, 4/30/2021	15,000	15,322
4.75%, 7/15/2021	33,000	34,337
3.05%, 3/9/2022	15,000	15,465
3.30%, 10/30/2024	15,000	15,692
Caterpillar Financial Services Corp.
2.90%, 3/15/2021	34,000	34,632
2.85%, 6/1/2022	12,000	12,505
3.30%, 6/9/2024	12,000	13,105
Discover Financial Services 3.85%, 11/21/2022	25,000	25,843
General Motors Financial Co., Inc.
3.45%, 1/14/2022	15,000	14,983
5.10%, 1/17/2024	55,000	57,162
2.90%, 2/26/2025	28,000	26,981
John Deere Capital Corp.
2.88%, 3/12/2021	21,000	21,374
3.15%, 10/15/2021	18,000	18,637
2.65%, 6/24/2024	15,000	16,037
PACCAR Financial Corp.
2.65%, 5/10/2022	8,000	8,257
2.30%, 8/10/2022	10,000	10,274
Synchrony Financial
3.75%, 8/15/2021	26,000	26,294
Toyota Motor Credit Corp. 2.63%, 1/10/2023	18,000	18,717

		551,323

Containers & Packaging — 0.0% (e)
WRKCo, Inc. 3.75%, 3/15/2025	8,000	8,670

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. 3.40%, 1/31/2022	30,000	31,579
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 2.91%), 4.75%, 4/30/2043 (b)	30,000	29,967
ORIX Corp. (Japan) 3.25%, 12/4/2024	8,000	8,520
Shell International Finance BV (Netherlands)
1.75%, 9/12/2021	11,000	11,156
3.40%, 8/12/2023	10,000	10,822
2.00%, 11/7/2024	23,000	23,964
Voya Financial, Inc. 3.13%, 7/15/2024	15,000	15,480
(ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (b)	15,000	14,891

		146,379

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
4.45%, 4/1/2024	12,000	13,235
3.55%, 6/1/2024	25,000	26,954
Orange SA (France) 4.13%, 9/14/2021	15,000	15,699
Verizon Communications, Inc.
5.15%, 9/15/2023	20,000	22,839
3.50%, 11/1/2024	8,000	8,821
3.38%, 2/15/2025	22,000	24,391

		111,939

Electric Utilities — 0.7%
Avangrid, Inc. 3.20%, 4/15/2025	8,000	8,558
Duke Energy Corp. 3.75%, 4/15/2024	8,000	8,775
Duke Energy Florida LLC 3.10%, 8/15/2021	27,000	27,640
Emera US Finance LP (Canada) 2.70%, 6/15/2021	31,000	31,386
Entergy Louisiana LLC 4.05%, 9/1/2023	15,000	16,331
Florida Power & Light Co. 3.25%, 6/1/2024	15,000	16,309
Georgia Power Co.
Series A, 2.20%, 9/15/2024	10,000	10,439
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	17,000	19,139
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	15,000	16,088
2.75%, 5/1/2025	10,000	10,708
Oncor Electric Delivery Co. LLC 2.75%, 6/1/2024	20,000	21,472
PPL Capital Funding, Inc. 3.50%, 12/1/2022	15,000	15,758
Public Service Co. of Colorado 2.25%, 9/15/2022	18,000	18,471
Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	16,204
Public Service Electric & Gas Co. 2.38%, 5/15/2023	15,000	15,733
Southern California Edison Co.
Series A, 2.90%, 3/1/2021	8,000	8,111

		261,122

Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland)
2.88%, 5/8/2022	24,000	24,905
3.38%, 4/3/2023	16,000	16,836
Eaton Corp. 2.75%, 11/2/2022	15,000	15,680
Emerson Electric Co.

Investments	Principal Amount($)	Value($)
2.63%, 12/1/2021	6,000	6,164

		63,585

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	10,000	10,611
Flex Ltd. 5.00%, 2/15/2023	8,000	8,414
Tyco Electronics Group SA (Switzerland) 3.50%, 2/3/2022	15,000	15,576

		34,601

Energy Equipment & Services — 0.0%(e)
Schlumberger Investment SA 3.65%, 12/1/2023	15,000	15,847

Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.45%, 3/4/2022	20,000	20,691
Walt Disney Co. (The) 1.75%, 8/30/2024	15,000	15,426

		36,117

Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc. 4.00%, 1/15/2024	15,000	16,315
American Tower Corp.
4.70%, 3/15/2022	6,000	6,395
3.38%, 5/15/2024	15,000	16,171
2.40%, 3/15/2025	8,000	8,370
Boston Properties LP 3.13%, 9/1/2023	15,000	15,631
Brixmor Operating Partnership LP 3.65%, 6/15/2024 (d)	15,000	14,871
CC Holdings GS V LLC 3.85%, 4/15/2023	24,000	25,681
Digital Realty Trust LP 3.95%, 7/1/2022	3,000	3,156
ERP Operating LP 4.63%, 12/15/2021	15,000	15,716
GLP Capital LP 3.35%, 9/1/2024	16,000	14,880
Healthpeak Properties, Inc. 3.40%, 2/1/2025	10,000	10,408
Kimco Realty Corp. 3.40%, 11/1/2022	6,000	6,147
Office Properties Income Trust 4.25%, 5/15/2024	15,000	13,991
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	8,000	7,932
Realty Income Corp.
3.25%, 10/15/2022	8,000	8,351
3.88%, 4/15/2025	20,000	21,524
Sabra Health Care LP

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.80%, 6/1/2024	21,000	20,614
Simon Property Group LP 3.75%, 2/1/2024	25,000	25,741
Ventas Realty LP 2.65%, 1/15/2025	15,000	14,300
Welltower, Inc. 4.50%, 1/15/2024	15,000	15,696

		281,890

Food & Staples Retailing — 0.3%
Costco Wholesale Corp. 2.30%, 5/18/2022	6,000	6,218
Kroger Co. (The) 2.95%, 11/1/2021	16,000	16,477
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	15,000	15,426
Walmart, Inc.
2.35%, 12/15/2022	24,000	25,181
2.55%, 4/11/2023	9,000	9,491
3.40%, 6/26/2023	16,000	17,354

		90,147

Food Products — 0.2%
Conagra Brands, Inc. 3.20%, 1/25/2023	10,000	10,470
General Mills, Inc. 3.15%, 12/15/2021	15,000	15,447
Kellogg Co. 3.13%, 5/17/2022	10,000	10,422
Mondelez International, Inc. 3.63%, 5/7/2023	20,000	21,514
Tyson Foods, Inc. 2.25%, 8/23/2021	10,000	10,162

		68,015

Gas Utilities — 0.1%
Dominion Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	18,238
ONE Gas, Inc. 3.61%, 2/1/2024	8,000	8,680

		26,918

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 2.55%, 3/15/2022	15,000	15,566
Becton Dickinson and Co.
3.13%, 11/8/2021	7,000	7,208
2.89%, 6/6/2022	15,000	15,565
Boston Scientific Corp. 3.38%, 5/15/2022	15,000	15,628
Medtronic, Inc.
3.15%, 3/15/2022	12,000	12,570
3.63%, 3/15/2024	20,000	21,873
Zimmer Biomet Holdings, Inc. 3.15%, 4/1/2022	10,000	10,316

		98,726

Investments	Principal Amount($)	Value($)
Health Care Providers & Services — 0.8%
Aetna, Inc. 2.75%, 11/15/2022	11,000	11,401
Anthem, Inc.
2.95%, 12/1/2022	7,000	7,344
3.50%, 8/15/2024	15,000	16,341
Cardinal Health, Inc. 2.62%, 6/15/2022	20,000	20,520
Cigna Corp.
4.00%, 2/15/2022 (a)	8,000	8,159
3.00%, 7/15/2023 (a)	20,000	20,976
3.50%, 6/15/2024 (a)	10,000	10,773
CommonSpirit Health 2.76%, 10/1/2024	16,000	16,209
CVS Health Corp.
3.70%, 3/9/2023	21,000	22,483
4.00%, 12/5/2023	45,000	49,151
4.10%, 3/25/2025	20,000	22,362
HCA, Inc. 4.75%, 5/1/2023	10,000	10,801
Humana, Inc. 3.15%, 12/1/2022	15,000	15,703
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	7,000	7,391
McKesson Corp. 2.70%, 12/15/2022	10,000	10,367
UnitedHealth Group, Inc. 3.35%, 7/15/2022	37,000	39,118

		289,099

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc. 3.60%, 4/15/2024	15,000	14,788
McDonald’s Corp. 2.63%, 1/15/2022	17,000	17,573
Starbucks Corp. 3.85%, 10/1/2023	15,000	16,350

		48,711

Household Durables — 0.1%
DR Horton, Inc.
5.75%, 8/15/2023	6,000	6,668
2.50%, 10/15/2024	4,000	4,138
Whirlpool Corp. 4.00%, 3/1/2024	10,000	10,651

		21,457

Household Products — 0.1%
Colgate-Palmolive Co. 2.10%, 5/1/2023	15,000	15,705
Procter & Gamble Co. (The) 3.10%, 8/15/2023	17,000	18,612

		34,317

Industrial Conglomerates — 0.3%
3M Co.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
2.75%, 3/1/2022	8,000	8,284
2.25%, 3/15/2023 (d)	6,000	6,265
2.65%, 4/15/2025	18,000	19,421
General Electric Co.
3.10%, 1/9/2023	32,000	33,023
3.45%, 5/15/2024	16,000	16,389
Honeywell International, Inc.
2.15%, 8/8/2022	5,000	5,186
3.35%, 12/1/2023	10,000	10,917
Roper Technologies, Inc. 3.13%, 11/15/2022	10,000	10,476

		109,961

Insurance — 0.3%
Aflac, Inc. 3.25%, 3/17/2025	20,000	21,888
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	6,000	6,114
American International Group, Inc. 4.88%, 6/1/2022	3,000	3,227
Aon Corp. 2.20%, 11/15/2022	15,000	15,430
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	11,000	11,447
Assurant, Inc. 4.00%, 3/15/2023	3,000	3,135
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,672
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	15,000	15,502
MetLife, Inc. 3.60%, 4/10/2024	5,000	5,501
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (b)	19,000	19,171
Trinity Acquisition plc 3.50%, 9/15/2021	5,000	5,097

		122,184

Interactive Media & Services — 0.0% (e)
Alphabet, Inc. 3.38%, 2/25/2024	6,000	6,671

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 11/29/2022	10,000	10,481
2.80%, 8/22/2024	17,000	18,515
eBay, Inc.
3.80%, 3/9/2022	12,000	12,574
2.60%, 7/15/2022	7,000	7,220

		48,790

Investments	Principal Amount($)	Value($)
IT Services — 0.5%
DXC Technology Co. 4.13%, 4/15/2025	15,000	15,641
Fiserv, Inc. 2.75%, 7/1/2024	18,000	19,105
Global Payments, Inc. 3.75%, 6/1/2023	15,000	15,934
International Business Machines Corp. 1.88%, 8/1/2022	80,000	82,181
Mastercard, Inc. 3.38%, 4/1/2024	12,000	13,250
PayPal Holdings, Inc. 2.40%, 10/1/2024	18,000	19,066
Visa, Inc. 2.80%, 12/14/2022	20,000	21,135

		186,312

Leisure Products — 0.1%
Hasbro, Inc. 3.00%, 11/19/2024	30,000	30,852

Life Sciences Tools & Services — 0.0% (e)
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	11,000	11,701

Machinery — 0.1%
CNH Industrial NV (United Kingdom) 4.50%, 8/15/2023	25,000	26,195

Media — 0.6%
Charter Communications Operating LLC 4.50%, 2/1/2024	20,000	22,061
Comcast Corp.
3.00%, 2/1/2024	18,000	19,374
3.70%, 4/15/2024	44,000	48,624
Discovery Communications LLC 3.90%, 11/15/2024	15,000	16,043
Fox Corp. 3.05%, 4/7/2025	20,000	21,328
Interpublic Group of Cos., Inc. (The) 4.20%, 4/15/2024	21,000	22,261
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	12,000	14,129
ViacomCBS, Inc.
3.38%, 3/1/2022	7,000	7,217
3.50%, 1/15/2025	20,000	20,889
WPP Finance 2010 (United Kingdom) 3.63%, 9/7/2022	25,000	25,912

		217,838

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia)

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.25%, 11/21/2021	25,000	25,913
Steel Dynamics, Inc. 2.80%, 12/15/2024	4,000	4,015

		29,928

Multiline Retail — 0.1%
Target Corp. 2.90%, 1/15/2022	16,000	16,686

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	15,000	16,430
CenterPoint Energy, Inc. 3.85%, 2/1/2024	15,000	16,194
Delmarva Power & Light Co. 3.50%, 11/15/2023	20,000	21,646
Dominion Energy, Inc. 3.07%, 8/15/2024 (c)	10,000	10,581
DTE Energy Co.
Series D, 3.70%, 8/1/2023	18,000	19,277
San Diego Gas & Electric Co. 3.00%, 8/15/2021	21,000	21,327
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	10,000	10,220

		115,675

Oil, Gas & Consumable Fuels — 1.8%
BP Capital Markets America, Inc.
3.22%, 4/14/2024	15,000	16,095
3.19%, 4/6/2025	20,000	21,684
BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	43,000	47,234
Chevron Corp. 1.55%, 5/11/2025	35,000	35,951
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	7,000	7,572
Enbridge Energy Partners LP 4.20%, 9/15/2021	15,000	15,433
Energy Transfer Operating LP
4.90%, 2/1/2024	27,000	28,576
2.90%, 5/15/2025	15,000	14,904
Enterprise Products Operating LLC 3.75%, 2/15/2025	20,000	22,026
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	26,086
Equinor ASA (Norway)
2.75%, 11/10/2021	19,000	19,579
3.15%, 1/23/2022	9,000	9,337
7.75%, 6/15/2023	15,000	17,798
Exxon Mobil Corp.
3.18%, 3/15/2024	22,000	24,067
2.02%, 8/16/2024	15,000	15,675
2.99%, 3/19/2025	25,000	27,334

Investments	Principal Amount($)	Value($)
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	21,000	22,673
Marathon Petroleum Corp. 4.70%, 5/1/2025	15,000	16,584
MPLX LP 4.88%, 12/1/2024	46,000	48,891
ONEOK Partners LP 5.00%, 9/15/2023	24,000	25,176
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	25,000	23,683
6.84%, 1/23/2030 (f)	1	1
Phillips
66 4.30%, 4/1/2022	10,000	10,601
3.85%, 4/9/2025	10,000	10,993
Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,090
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	20,000	22,258
Suncor Energy, Inc. (Canada) 3.10%, 5/15/2025	20,000	20,913
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	16,000	16,581
Total Capital International SA (France)
2.88%, 2/17/2022	10,000	10,361
3.75%, 4/10/2024	20,000	22,115
Valero Energy Corp. 2.85%, 4/15/2025	20,000	20,992
Williams Cos., Inc. (The)
3.60%, 3/15/2022	15,000	15,430
3.90%, 1/15/2025	10,000	10,676

		662,369

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil)
5.25%, 5/12/2024	5,000	5,209
4.00%, 1/14/2025	15,000	14,910
Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	18,489

		38,608

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	17,000	17,881

Pharmaceuticals — 0.8%
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	15,000	16,239
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	16,241
3.63%, 5/15/2024 (a)	20,000	21,977
2.90%, 7/26/2024 (a)	10,000	10,804
GlaxoSmithKline Capital plc (United Kingdom)

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.00%, 6/1/2024	18,000	19,520
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	10,000	10,586
Johnson & Johnson 2.25%, 3/3/2022	20,000	20,655
Merck & Co., Inc.
2.35%, 2/10/2022	7,000	7,228
2.40%, 9/15/2022	17,000	17,685
2.75%, 2/10/2025	20,000	21,853
Mylan, Inc. 4.20%, 11/29/2023	15,000	16,036
Novartis Capital Corp. (Switzerland) 2.40%, 5/17/2022	37,000	38,316
Pfizer, Inc.
3.00%, 9/15/2021	21,000	21,735
3.40%, 5/15/2024	15,000	16,627
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	33,000	33,641

		289,143

Professional Services — 0.0% (e)
Equifax, Inc. 3.60%, 8/15/2021	6,000	6,167

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	15,000	15,875
3.85%, 9/1/2023	4,000	4,377
CSX Corp.
4.25%, 6/1/2021 (d)	4,000	4,093
3.40%, 8/1/2024	4,000	4,383
Norfolk Southern Corp. 3.85%, 1/15/2024	13,000	14,180
Ryder System, Inc. 3.75%, 6/9/2023	15,000	15,650
Union Pacific Corp.
2.95%, 3/1/2022	6,000	6,241
4.16%, 7/15/2022 (d)	15,000	15,974

		80,773

Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc. 4.30%, 6/15/2021	5,000	5,197
Broadcom Corp. 3.13%, 1/15/2025	25,000	25,850
Broadcom, Inc.
3.63%, 10/15/2024 (a)	30,000	31,832
3.46%, 9/15/2026 (a)	15,000	15,430
Intel Corp.
2.35%, 5/11/2022	16,000	16,633
2.70%, 12/15/2022	15,000	15,873
3.40%, 3/25/2025	20,000	22,464

Investments	Principal Amount($)	Value($)
Microchip Technology, Inc. 4.33%, 6/1/2023	5,000	5,254
NXP BV (Netherlands)
4.88%, 3/1/2024 (a)	15,000	16,598
2.70%, 5/1/2025 (a)	10,000	10,325
QUALCOMM, Inc. 2.60%, 1/30/2023	30,000	31,516

		196,972

Software — 0.5%
Microsoft Corp.
4.00%, 2/8/2021	5,000	5,119
2.38%, 2/12/2022	58,000	60,033
Oracle Corp.
2.80%, 7/8/2021	18,000	18,460
2.50%, 5/15/2022	10,000	10,348
2.40%, 9/15/2023	30,000	31,618
3.40%, 7/8/2024	16,000	17,556
2.95%, 11/15/2024	25,000	27,167
VMware, Inc. 2.95%, 8/21/2022	15,000	15,465

		185,766

Specialty Retail — 0.3%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	15,000	15,510
AutoZone, Inc.
3.70%, 4/15/2022	5,000	5,239
2.88%, 1/15/2023	10,000	10,366
Home Depot, Inc. (The)
3.25%, 3/1/2022	15,000	15,765
2.70%, 4/1/2023	15,000	15,862
Lowe’s Cos., Inc. 3.75%, 4/15/2021	15,000	15,298
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	5,000	5,160
TJX Cos., Inc. (The) 3.50%, 4/15/2025	25,000	27,883

		111,083

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
1.55%, 8/4/2021	43,000	43,584
2.50%, 2/9/2022	10,000	10,347
2.10%, 9/12/2022	15,000	15,563
2.85%, 2/23/2023	15,000	15,920
2.40%, 5/3/2023	15,000	15,867
3.45%, 5/6/2024	10,000	11,083
1.80%, 9/11/2024	18,000	18,909
Dell International LLC
4.42%, 6/15/2021 (a)	18,000	18,339
4.00%, 7/15/2024 (a)	15,000	15,571
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022 (c)	3,000	3,210
4.65%, 10/1/2024 (d)	15,000	16,500

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
HP, Inc. 4.30%, 6/1/2021	15,000	15,533
Seagate HDD Cayman 4.88%, 3/1/2024	16,000	16,917

		217,343

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.40%, 3/27/2025	20,000	21,444

Thrifts & Mortgage Finance — 0.0% (e)
New York Community Bancorp, Inc. (ICE LIBOR USD 3 Month + 2.78%), 5.90%, 11/6/2028 (b)	15,000	14,762

Tobacco — 0.3%
Altria Group, Inc. 4.75%, 5/5/2021	36,000	37,365
BAT Capital Corp. (United Kingdom)
2.76%, 8/15/2022	22,000	22,664
2.79%, 9/6/2024	15,000	15,618
Philip Morris International, Inc.
2.13%, 5/10/2023	25,000	25,868
1.50%, 5/1/2025	10,000	10,194

		111,709

Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.75%, 1/15/2023	15,000	13,833
3.00%, 9/15/2023	15,000	13,902
2.30%, 2/1/2025	8,000	7,031
Aircastle Ltd. 5.50%, 2/15/2022	15,000	14,034
International Lease Finance Corp.
8.63%, 1/15/2022	7,000	7,204
5.88%, 8/15/2022	31,000	31,397

		87,401

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc. 3.50%, 4/15/2025 (a)	15,000	16,065
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	20,000	21,727

		37,792

TOTAL CORPORATE BONDS (Cost $9,185,903)		9,430,555

Investments	Principal Amount($)	Value($)
MORTGAGE-BACKED SECURITIES — 7.1%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	20,476	21,612
Pool # G14783, 3.50%, 10/1/2026	19,301	20,398
Pool # J20134, 3.00%, 8/1/2027	12,193	12,873
Pool # G18452, 2.50%, 12/1/2027	46,576	48,750
Pool # E04178, 2.50%, 2/1/2028	13,040	13,681
Pool # J23906, 2.50%, 5/1/2028	48,421	50,711
Pool # J23582, 3.00%, 5/1/2028	18,841	19,993
Pool # G15724, 4.00%, 1/1/2029	4,528	4,818
Pool # G16577, 4.00%, 1/1/2029	9,847	10,465
Pool # G15093, 3.00%, 4/1/2029	12,520	13,299
Pool # G18511, 2.50%, 5/1/2029	9,357	9,812
Pool # G18512, 3.00%, 5/1/2029	24,465	25,851
Pool # G15164, 3.00%, 9/1/2029	12,620	13,393
Pool # G18549, 2.50%, 4/1/2030	38,350	40,226
Pool # G16749, 2.00%, 7/1/2030	12,036	12,444
Pool # J33012, 3.00%, 10/1/2030	36,545	38,954
Pool # G18587, 3.00%, 2/1/2031	19,562	20,676
Pool # G18600, 2.50%, 5/1/2031	13,747	14,417
Pool # G18620, 3.00%, 11/1/2031	14,687	15,523
Pool # G18626, 2.50%, 1/1/2032	78,871	82,715
Pool # G18632, 3.00%, 2/1/2032	15,665	16,557
Pool # J37147, 3.00%, 6/1/2032	12,902	13,758
Pool # G16207, 3.50%, 7/1/2032	12,517	13,458
Pool # J38058, 3.00%, 11/1/2032	38,247	40,960

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # J39722, 3.00%, 10/1/2033	14,120	15,000
Pool # G18715, 3.00%, 12/1/2033	14,716	15,532
Pool # G18720, 3.50%, 1/1/2034	11,192	11,814
Pool # G18723, 3.50%, 2/1/2034	9,451	9,976
Pool # G18726, 3.50%, 3/1/2034	8,926	9,429
FHLMC UMBS, 15 Year
Pool # ZK2607, 3.50%, 10/1/2025	4,364	4,619
Pool # ZS8020, 3.00%, 9/1/2027	18,580	19,599
Pool # ZK5986, 3.50%, 9/1/2028	9,397	10,003
Pool # ZS8535, 3.50%, 8/1/2029	8,618	9,200
Pool # ZS8622, 3.00%, 9/1/2031	25,980	27,454
Pool # ZS8628, 2.00%, 11/1/2031	4,414	4,576
Pool # ZS7988, 3.50%, 2/1/2033	17,536	18,821
Pool # ZK9341, 3.00%, 3/1/2033	4,982	5,308
Pool # ZT0716, 3.00%, 10/1/2033	8,391	8,854
Pool # ZT2104, 2.50%, 12/1/2033	4,169	4,371
Pool # ZT1799, 3.50%, 3/1/2034	4,761	5,027
Pool # SB8008, 2.50%, 8/1/2034	16,578	17,346
Pool # QN0590, 2.50%, 9/1/2034	9,344	9,777
Pool # SB8013, 2.50%, 9/1/2034	10,157	10,627
Pool # SB8010, 2.50%, 10/1/2034	19,352	20,248
Pool # SB8012, 3.50%, 10/1/2034	9,635	10,188
Pool # SB0109, 2.50%, 11/1/2034	45,800	48,143
Pool # SB8015, 2.50%, 11/1/2034	34,301	35,890
Pool # SB8017, 3.50%, 11/1/2034	20,947	22,149
Pool # SB8021, 3.00%, 12/1/2034	14,570	15,371
Pool # SB0260, 2.50%, 2/1/2035	21,152	22,132

Investments	Principal Amount($)	Value($)
Pool # SB0264, 2.50%, 2/1/2035	24,488	25,787
FNMA UMBS, 15 Year
Pool # AE0988, 4.00%, 9/1/2025	5,880	6,245
Pool # AH0563, 3.00%, 12/1/2025	3,254	3,431
Pool # AL1168, 3.50%, 1/1/2026	16,332	17,296
Pool # AH9695, 4.00%, 4/1/2026	7,315	7,782
Pool # AL4643, 4.00%, 7/1/2026	7,075	7,514
Pool # AJ9357, 3.50%, 1/1/2027	12,491	13,231
Pool # AW7396, 3.50%, 1/1/2027	13,465	14,229
Pool # AK3264, 3.00%, 2/1/2027	13,352	14,091
Pool # AW7395, 3.00%, 2/1/2027	11,992	12,655
Pool # AK5412, 3.00%, 3/1/2027	11,884	12,557
Pool # AL1746, 3.50%, 3/1/2027	7,295	7,727
Pool # AB5095, 3.00%, 5/1/2027	11,609	12,290
Pool # BM4533, 4.00%, 8/1/2027	8,798	9,348
Pool # AQ5118, 2.50%, 11/1/2027	8,501	8,897
Pool # AQ1688, 2.00%, 12/1/2027	9,040	9,333
Pool # MA1277, 2.50%, 12/1/2027	74,898	78,384
Pool # AR1045, 2.50%, 1/1/2028	17,331	18,137
Pool # AR4180, 2.50%, 2/1/2028	37,659	39,571
Pool # AL3060, 3.00%, 2/1/2028	34,359	36,269
Pool # AT2769, 2.00%, 5/1/2028	16,189	16,736
Pool # AL4468, 3.50%, 11/1/2028	10,093	10,748
Pool # BM3954, 2.50%, 12/1/2028	62,166	65,094
Pool # AV8783, 3.00%, 1/1/2029	30,249	32,093
Pool # AV4793, 3.50%, 5/1/2029	11,381	12,150
Pool # AW8317, 2.50%, 9/1/2029	10,674	11,191

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AL7205, 3.50%, 12/1/2029	4,223	4,508
Pool # AX7696, 3.00%, 1/1/2030	40,040	42,299
Pool # AS4489, 2.50%, 3/1/2030	3,419	3,601
Pool # AY6338, 2.50%, 3/1/2030	57,029	59,810
Pool # AS4678, 3.00%, 3/1/2030	44,590	47,105
Pool # AS5237, 2.50%, 6/1/2030	12,344	12,946
Pool # AL9852, 3.00%, 9/1/2030	26,761	28,271
Pool # BA6893, 2.50%, 2/1/2031	7,916	8,302
Pool # BC2482, 3.00%, 3/1/2031	31,943	33,754
Pool # AL9421, 4.00%, 3/1/2031	7,548	8,030
Pool # BM3754, 3.50%, 4/1/2031	4,980	5,285
Pool # FM1336, 3.50%, 6/1/2031	12,443	13,284
Pool # AS7467, 2.50%, 7/1/2031	16,567	17,372
Pool # AS7606, 2.50%, 7/1/2031	42,341	44,632
Pool # AS7620, 2.50%, 7/1/2031	98,154	103,249
Pool # MA2774, 2.00%, 10/1/2031	15,151	15,707
Pool # BM3174, 3.50%, 5/1/2032	6,417	6,866
Pool # FM3033, 3.00%, 11/1/2032	7,867	8,384
Pool # MA3217, 2.50%, 12/1/2032	10,586	11,101
Pool # 890822, 3.00%, 12/1/2032	76,130	81,061
Pool # BM3207, 3.00%, 12/1/2032	19,461	20,751
Pool # BM3276, 3.50%, 12/1/2032	18,650	19,918
Pool # CA1089, 3.00%, 2/1/2033	13,712	14,651
Pool # BJ9052, 3.50%, 2/1/2033	7,939	8,535
Pool # FM1309, 2.00%, 3/1/2033	13,285	13,773
Pool # MA3437, 3.00%, 8/1/2033	14,532	15,333

Investments	Principal Amount($)	Value($)
Pool # BN3975, 3.00%, 1/1/2034	9,730	10,266
Pool # MA3559, 3.50%, 1/1/2034	6,380	6,733
Pool # MA3588, 3.50%, 2/1/2034	26,242	27,694
Pool # MA3589, 4.00%, 2/1/2034	27,861	29,525
Pool # MA3631, 3.00%, 4/1/2034	33,383	35,218
Pool # CA3440, 3.50%, 4/1/2034	3,199	3,440
Pool # MA3657, 3.00%, 5/1/2034	21,461	22,640
Pool # FM1071, 3.50%, 5/1/2034	13,687	14,720
Pool # FM1112, 4.00%, 5/1/2034	5,292	5,709
Pool # MA3682, 3.50%, 6/1/2034	5,509	5,825
Pool # FM1111, 4.00%, 6/1/2034	13,507	14,646
Pool # BO0130, 2.50%, 7/1/2034	20,243	21,189
Pool # MA3729, 2.50%, 7/1/2034	19,838	20,757
Pool # MA3695, 3.00%, 7/1/2034	12,346	13,025
Pool # BJ5549, 3.00%, 8/1/2034	6,416	6,768
Pool # FM1900, 2.50%, 11/1/2034	14,412	15,177
Pool # MA4012, 2.00%, 5/1/2035	39,810	41,110
Pool # MA4013, 2.50%, 5/1/2035	49,431	51,761
Pool # MA4074, 2.00%, 6/1/2035 (g)	30,000	30,979
Pool # MA4075, Class 177, 2.50%, 6/1/2035 (g)	25,000	26,177
GNMA I, 15 Year
Pool # 794368, 3.00%, 2/15/2027	3,361	3,547
GNMA II, 15 Year
Pool # 796502, 3.00%, 4/20/2022	9,627	10,166
Pool # MA0756, 2.50%, 2/20/2028	4,646	4,859
Pool # MA1134, 3.00%, 7/20/2028	13,740	14,496
Pool # MA4355, 2.50%, 4/20/2032	13,275	13,872

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # MA4559, 3.00%, 7/20/2032	15,981	16,856
Pool # MA4625, 3.50%, 8/20/2032	11,112	11,716
Pool # MA6256, 3.50%, 12/20/2034	14,344	15,152

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,512,509)		2,612,135

SUPRANATIONAL — 3.2%
African Development Bank (Supranational)
1.25%, 7/26/2021	26,000	26,289
3.00%, 9/20/2023	15,000	16,276
Asian Development Bank (Supranational)
1.75%, 6/8/2021	57,000	57,850
2.13%, 11/24/2021	10,000	10,270
1.88%, 2/18/2022	15,000	15,404
1.88%, 8/10/2022	29,000	29,983
1.50%, 10/18/2024	30,000	31,357
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	21,000	22,465
Corp. Andina de Fomento (Supranational)
2.13%, 9/27/2021	15,000	15,077
3.75%, 11/23/2023	22,000	23,309
Council of Europe Development Bank (Supranational)
1.63%, 3/16/2021	12,000	12,125
European Bank for Reconstruction & Development (Supranational)
1.50%, 11/2/2021	10,000	10,168
2.13%, 3/7/2022	43,000	44,362
European Investment Bank (Supranational)
2.25%, 8/15/2022	54,000	56,305
2.50%, 3/15/2023	145,000	153,750
3.25%, 1/29/2024	8,000	8,833
2.25%, 6/24/2024	48,000	51,591
2.50%, 10/15/2024	17,000	18,511
1.63%, 3/14/2025	45,000	47,417
Inter-American Development Bank (Supranational)
2.63%, 4/19/2021	15,000	15,307
1.75%, 4/14/2022	70,000	71,899
1.75%, 9/14/2022	43,000	44,390
0.50%, 5/24/2023	20,000	20,092
International Bank for Reconstruction & Development (Supranational)
1.63%, 3/9/2021	85,000	85,865
1.38%, 5/24/2021	74,000	74,799
2.75%, 7/23/2021	44,000	45,239
2.13%, 7/1/2022	35,000	36,326

Investments	Principal Amount($)	Value($)
2.50%, 3/19/2024	18,000	19,446
2.50%, 11/25/2024	15,000	16,355
0.75%, 3/11/2025	22,000	22,260
0.63%, 4/22/2025	25,000	25,142
International Finance Corp. (Supranational)
2.25%, 1/25/2021	25,000	25,317
1.38%, 10/16/2024	15,000	15,588

TOTAL SUPRANATIONAL (Cost $1,131,057)		1,169,367

U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
FFCB
2.55%, 3/11/2021	48,000	48,825
1.63%, 12/27/2021	25,000	25,491
1.85%, 3/3/2022	27,000	27,089
FHLB
2.88%, 9/11/2020	15,000	15,111
1.13%, 7/14/2021	115,000	116,202
2.50%, 3/11/2022	70,000	72,779
2.50%, 2/13/2024	15,000	16,187
1.50%, 8/15/2024	60,000	62,749
FHLMC
2.38%, 1/13/2022	173,000	179,074
1.50%, 2/12/2025	35,000	36,590
FNMA
2.75%, 6/22/2021	35,000	35,946
1.25%, 8/17/2021	22,000	22,285
2.63%, 1/11/2022	50,000	51,952
2.00%, 10/5/2022	35,000	36,445
1.75%, 7/2/2024	15,000	15,829
1.63%, 10/15/2024	40,000	41,974
1.63%, 1/7/2025	40,000	42,079
0.63%, 4/22/2025	40,000	40,201
Israel Government AID Bond (Israel)
5.50%, 4/26/2024	15,000	17,889
Tennessee Valley Authority
1.88%, 8/15/2022	10,000	10,346
2.88%, 9/15/2024	20,000	21,990

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $914,722)		937,033

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
BENCHMARK Mortgage Trust
Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,268

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,429
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	12,000	12,269
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	20,576
Commercial Mortgage Trust
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,969	26,488
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,474
Series 2014-UBS4, Class A5, 3.69%, 8/10/2047	50,000	53,350
Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	14,471	14,907
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K015, Class A2, 3.23%, 7/25/2021	90,119	91,438
Series K016, Class A2, 2.97%, 10/25/2021	27,946	28,417
Series K019, Class A2, 2.27%, 3/25/2022	15,745	16,030
Series K020, Class A2, 2.37%, 5/25/2022	10,000	10,231
Series K720, Class A2, 2.72%, 6/25/2022	15,000	15,369
Series K027, Class A2, 2.64%, 1/25/2023	26,000	27,137
Series K028, Class A2, 3.11%, 2/25/2023	10,000	10,571
Series K737, Class A1, 2.12%, 6/25/2026	59,779	62,476
FNMA ACES
Series 2014-M1, Class A2, 3.23%, 7/25/2023 (h)	13,196	14,023
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (h)	33,800	36,352
Series 2017-M10, Class AV2, 2.56%, 7/25/2024 (h)	14,000	14,877
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	32,219
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	17,793
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class C, 3.96%, 4/15/2046 ‡(h)	22,000	13,263
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	20,507

Investments	Principal Amount($)	Value($)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	14,688	15,205
Series 2014-C19, Class C, 4.68%, 4/15/2047 ‡(h)	10,000	8,346
Series 2014-C22, Class AS, 4.11%, 9/15/2047	15,000	15,599
Series 2014-C23, Class C, 4.47%, 9/15/2047 ‡(h)	20,000	19,441
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	12,000	12,297
Series 2014-C19, Class A3, 3.25%, 12/15/2047	6,385	6,693
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	40,000	41,571
Morgan Stanley Capital I Trust
Series 2011-C3, Class A4, 4.12%, 7/15/2049	4,067	4,118
UBS Commercial Mortgage Trust
Series 2018-C13, Class A2, 4.21%, 10/15/2051	9,910	10,552
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,766
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,283
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (h)	12,000	12,800
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	36,412
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS, 4.09%, 6/15/2045 (h)	32,000	32,841
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,277
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	13,882
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	12,909

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $885,374)		881,456

FOREIGN GOVERNMENT SECURITIES — 1.4%
Canada Government Bond (Canada)
2.63%, 1/25/2022	10,000	10,392
2.00%, 11/15/2022	35,000	36,384

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.63%, 1/22/2025	10,000	10,537
Export Development Canada (Canada)
2.00%, 5/17/2022	15,000	15,495
2.75%, 3/15/2023	15,000	15,990
2.63%, 2/21/2024	20,000	21,639
Export-Import Bank of Korea (South Korea) 5.13%, 6/29/2020	50,000	50,148
Hungary Government Bond (Hungary)
5.38%, 2/21/2023	18,000	19,625
5.75%, 11/22/2023	20,000	22,650
Italian Republic Government Bond (Italy) 6.88%, 9/27/2023	36,000	41,558
Oriental Republic of Uruguay (Uruguay) 4.50%, 8/14/2024	7,000	7,579
Province of Alberta (Canada)
2.20%, 7/26/2022	22,000	22,747
1.00%, 5/20/2025	10,000	10,034
Province of British Columbia (Canada)
2.00%, 10/23/2022	15,000	15,565
1.75%, 9/27/2024	24,000	25,181
Province of Ontario (Canada)
2.50%, 9/10/2021	15,000	15,397
2.25%, 5/18/2022	21,000	21,731
2.45%, 6/29/2022	15,000	15,615
3.05%, 1/29/2024	16,000	17,406
3.20%, 5/16/2024	15,000	16,480
Province of Quebec (Canada)
2.63%, 2/13/2023	20,000	21,115
1.50%, 2/11/2025	10,000	10,372
Republic of Colombia (Colombia) 8.13%, 5/21/2024	20,000	24,008
Republic of Poland (Poland)
5.13%, 4/21/2021	29,000	30,149
4.00%, 1/22/2024	7,000	7,736
United Mexican States (Mexico) 3.63%, 3/15/2022	24,000	24,906

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $514,569)		530,439

ASSET-BACKED SECURITIES — 1.0%
Ally Auto Receivables Trust Series 2018-3, Class A4, 3.12%, 7/17/2023	10,000	10,331
Ally Master Owner Trust Series 2018-4, Class A, 3.30%, 7/17/2023	10,000	10,035
American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	31,259

Investments	Principal Amount($)	Value($)
AmeriCredit Automobile Receivables Trust Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,108
BA Credit Card Trust Series 2018-A3, Class A3, 3.10%, 12/15/2023	22,000	22,645
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	9,737	9,806
Capital One Multi-Asset Execution Trust Series 2018-A1, Class A1, 3.01%, 2/15/2024	27,000	27,589
CarMax Auto Owner Trust
Series 2016-3, Class B, 1.90%, 4/15/2022	7,000	7,005
Series 2018-3, Class A3, 3.13%, 6/15/2023	17,000	17,307
Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	35,553
Discover Card Execution Note Trust Series 2018-A4, Class A4, 3.11%, 1/16/2024	30,000	30,858
Ford Credit Auto Lease Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	9,391	9,456
Ford Credit Auto Owner Trust
Series 2018-A, Class A3, 3.03%, 11/15/2022	4,151	4,215
Series 2017-A, Class C, 2.41%, 7/15/2023	6,000	6,026
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,911
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,270
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	6,128	6,157
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	6,190	6,236
Honda Auto Receivables Owner Trust Series 2017-2, Class A4, 1.87%, 9/15/2023	17,000	17,109
Hyundai Auto Receivables Trust Series 2018-B, Class A3, 3.20%, 12/15/2022	8,000	8,170
Nissan Auto Lease Trust Series 2019-A, Class A3, 2.76%, 3/15/2022	7,000	7,085

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	8,050	8,094
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	10,000	10,035
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	15,766
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A3, 3.02%, 12/15/2022	12,000	12,261
Series 2019-D, Class A3, 1.92%, 1/16/2024	8,000	8,156
World Omni Auto Receivables Trust Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,305

TOTAL ASSET-BACKED SECURITIES (Cost $367,630)		374,748

MUNICIPAL BONDS — 0.1% (i)
Florida — 0.1%
Other Revenue — 0.1%
State Board of Administration Finance Corp. Series 2013A, Rev., 3.00%, 7/1/2020	20,000	20,036

Illinois — 0.0% (e)
General Obligation — 0.0% (e)
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	13,091	13,207

New Jersey — 0.0% (e)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (e)
New Jersey Economic Development Authority, Cityscape Schools., Inc. Series B, Rev., AGM, Zero Coupon, 2/15/2021	10,000	9,872

TOTAL MUNICIPAL BONDS (Cost $43,168)		43,115

	Shares
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (j)(k) (Cost $153,227)	153,227	153,227

Investments	Shares	Value($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (j)(k) (Cost $123,075)	123,075	123,075

TOTAL SHORT-TERM INVESTMENTS (Cost $276,302)		276,302

Total Investments — 99.7% (Cost $35,185,579)		36,493,171
Other Assets Less Liabilities — 0.3%		121,717

Net Assets — 100.0%		36,614,888

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(d)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is $119,060.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$374,748	$—	$374,748
Commercial Mortgage-Backed Securities	—	791,734	89,722	881,456
Corporate Bonds	—	9,430,555	—	9,430,555
Foreign Government Securities	—	530,439	—	530,439
Mortgage-Backed Securities	—	2,612,135	—	2,612,135
Municipal Bonds	—	43,115	—	43,115
Supranational	—	1,169,367	—	1,169,367
U.S. Government Agency Securities	—	937,033	—	937,033
U.S. Treasury Obligations	—	20,238,021	—	20,238,021
Short-Term Investments
Investment Companies	153,227	—	—	153,227
Investment of cash collateral from securities loaned	123,075	—	—	123,075

Total Short-Term Investments	276,302	—	—	276,302

Total Investments in Securities	$276,302	$36,127,147	$89,722	$36,493,171

There were no significant transfers into or out of level 3 for the period ended May 31, 2020.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (a)(b)	$—	$1,407,080	$1,284,005	$—	$—	$123,075	123,075	$207	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	95,622	2,916,675	2,859,070	—	—	153,227	153,227	125	—

Total	$95,622	$4,323,755	$4,143,075	$—	$—	$276,302		$332	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.